Leases (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ (2,503)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,083)
Depreciation, right-of-use assets	(3,819)
Total	$ (7,405)